Investment Objectives and Goals - T-REX 2X LONG INFQ DAILY TARGET ETF	Jun. 05, 2026
Prospectus [Line Items]
Risk/Return [Heading]	T-REX 2X LONG INFQ DAILY TARGET ETF
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]
The Fund seeks daily investment results, before fees and expenses, of 200% of the daily performance of INFQ. The Fund does not seek to achieve its stated investment objective for a period of time different than a trading day.